13A. Short term borrowings	12 Months Ended
Dec. 31, 2016
ZHEJIANG JIAHUAN
Short term borrowings

The short term loans as of December 31, 2016 bear interest at fixed rates ranging from 4.568% to 6.630% per annum with maturity dates from January 11, 2016 to August 6, 2016 and are secured by the Company’s buildings and land use right. Interest paid during the years ended December 31, 2016 and 2015 were approximately RMB2,752,000 and RMB3,861,000 respectively.

ZHEJIANG TIANLAN
Short term borrowings
	2016	2015
	RMB’000	RMB’000

Bank loan borrowed by the Company (note i)	20,000	40,000
Bank loan borrowed by a subsidiary of the Company (note ii)	5,000	5,000

	25,000	45,000

(i)	The bank loan is denominated in Renminbi and repayable within 1 year. The bank loan borrowed by the Company as of December 31, 2016 bear interest at fixed rates 4.57% (2015: 4.62% to 6.47%) per annum. Interest paid during the year ended December 31, 2016 was approximately RMB1,221,000 (2015: RMB3,768,000 and 2014: RMB4,688,000).

(ii)	The bank loan is denominated in Renminbi and repayable within 1 year. The bank loan borrowed by a subsidiary of the Company as of December 31, 2016 bear interest at fixed rates 5.22% (2015: 7.28%) per annum and are secured by the subsidiary’s office premises and leasehold improvements and land use right. Interest paid during the year ended December 31, 2016 was approximately RMB154,000 (2015: RMB369,000 and 2014: Nil).